EXHIBIT 99.2

Data Compare (Non-Ignored)
Run Date - 1/28/2020 11:16:30 PM
AMC Loan ID	Customer Loan ID	Alternate Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
208743809	[Redact]	RCKT2010088		Investor: Qualifying Total Debt Ratio	30.941	26.39979	Verified	Lender qualified with a greater net rental loss for the investment property than documented in the file.
208773287	[Redact]	RCKT20100182		Investor: Qualifying Total Debt Ratio	41.105	34.67015	Verified	Tape value higher due to lender included a debt that was paid off prior to consummation in the liabilities. Debt payoff was documented on the credit supplement
208797886	[Redact]	RCKT2010067		Investor: Qualifying Total Debt Ratio	39.643	35.70461	Verified	Lender included the P&I payment for the investment property in the liabilities twice.
208813201	[Redact]	RCKT20100336		Investor: Qualifying Total Debt Ratio	32.523	36.97387	Verified	reviewer utilized less commission than original review, but DTI sitll in line
208827342	[Redact]	RCKT20100469		Investor: Qualifying Total Debt Ratio	37.069	33.85405	Verified	Unable to determine tape value; income and liabilities verified on the 1008 were confirmed during review and the field value is accurate.
208899748	[Redact]	RCKT20100308		Investor: Qualifying Total Debt Ratio	42.513	37.11276	Verified	Lender included a higher PITIA payment for the investment property than what was verified in the file.
209193570	[Redact]	RCKT20100491		Investor: Qualifying Total Debt Ratio	23.173	26.79096	Verified	Field Value DTI is higher than Tape value due to Lender used lower consumer debt than verified by audit